S000051686 [Member] Shareholder Fees	Mar. 31, 2026 USD ($)
Franklin U.S. Low Volatility High Dividend Index ETF | Franklin U.S. Low Volatility High Dividend Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0